Retirement Benefits (Details 11) $ in Millions	Dec. 31, 2015 USD ($)
Estimated Benefit Payments (Table Amounts) [Abstract]
2016	$ 1,620
2017	1,668
2018	1,721
2019	1,774
2020	1,825
2021 through 2025	9,853
Pension Benefits
Estimated Benefit Payments (Table Amounts) [Abstract]
2016	1,469
2017	1,513
2018	1,563
2019	1,614
2020	1,664
2021 through 2025	9,065
Medical and Life Benefits
Estimated Benefit Payments (Table Amounts) [Abstract]
2016	151
2017	155
2018	158
2019	160
2020	161
2021 through 2025	$ 788